September 6, 2023

WESTWOOD QUALITY MIDCAP FUND

TICKER SYMBOL: WWMCX

WESTWOOD QUALITY SMIDCAP FUND

TICKER SYMBOL: WHGMX

WESTWOOD QUALITY SMALLCAP FUND

TICKER SYMBOL: WHGSX

WESTWOOD QUALITY ALLCAP FUND

TICKER SYMBOL: WQAIX

WESTWOOD HIGH INCOME FUND

TICKER SYMBOL: WHGHX

WESTWOOD ALTERNATIVE INCOME FUND

TICKER SYMBOL: WMNIX

WESTWOOD SMALLCAP GROWTH FUND

TICKER SYMBOL: WSCIX

INSTITUTIONAL SHARES

Series of Ultimus Managers Trust

Supplement to the Prospectus and Summary Prospectus

dated February 28, 2023

This supplement updates certain information in the Prospectus and Summary Prospectus for the Westwood Quality MidCap Fund, Westwood Quality SMidCap Fund, Westwood Quality SmallCap Fund, Westwood Quality AllCap Fund, Westwood High Income Fund, Westwood Alternative Income Fund and Westwood SmallCap Growth Fund (each, a “Fund” and collectively, the “Funds”), series of the Ultimus Managers Trust, as set forth below. For more information or to obtain a copy of the Funds’ Prospectus, Summary Prospectus or Statement of Additional Information, free of charge, please visit the Funds’ website at www.westwoodfunds.com or call the Funds toll free at 1-877-FUND-WHG (1-877-386-3944).

The following changes are made in the Prospectus and Summary Prospectus for each Fund.

Westwood Quality MidCap Fund

The following replaces, in its entirety, the tables entitled “Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)” and “Example” beginning on page 7 of the Prospectus and page 1 of the Summary Prospectus:

Institutional Shares
Management Fees	0.58%
Other Expenses	19.48%
Administrative Services Plan Fees[1]	0.00%
Other Operating Expenses	19.48%
Total Annual Fund Operating Expenses	20.06%
Less Fee Reductions and/or Expense Reimbursements[2]	(19.48)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.58%
[1]	The Fund has adopted an Administrative Services Plan that provides that the Fund may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.20% based on the average daily net assets of the Fund’s Institutional Shares. The Fund did not pay any Administrative Services Plan Fees for the fiscal year ended October 31, 2022.
[2]	Westwood Management Corp. (the “Adviser”) has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses for Institutional Shares (excluding interest, taxes, brokerage commissions, Rule 12b-1 distribution fees (if any), administrative servicing fees (if any), borrowing expenses such as dividend and interest expenses on securities sold short, acquired fund fees and expenses, cost to organize the Fund, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.58% of the Fund’s Institutional Shares’ average daily net assets until March 1, 2024. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the Board of Trustees (the “Board”) of Ultimus Managers Trust (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on March 1, 2024. This agreement will terminate automatically if the Fund’s investment advisory agreement with the Adviser is terminated.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until March 1, 2024. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$59	$3,641	$6,226	$9,961

Westwood Quality SMidCap Fund

The following replaces, in its entirety, the tables entitled “Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)” and “Example” beginning on page 13 of the Prospectus and page 1 of the Summary Prospectus:

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Institutional Shares
Management Fees	0.75%
Other Expenses	0.27%
Administrative Services Plan Fees[1]	0.19%
Other Operating Expenses	0.08%
Total Annual Fund Operating Expenses	1.02%
Less Fee Reductions and/or Expense Reimbursements[2]	(0.15)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.87%

[1]	The Fund has adopted an Administrative Services Plan that provides that the Fund may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.20% based on the average daily net assets of the Fund’s Institutional Shares. The Fund paid 0.19% of its Institutional Shares’ average daily net assets in Administrative Services Plan Fees for the fiscal year ended October 31, 2022.
[2]	Westwood Management Corp. (the “Adviser”) has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses for Institutional Shares (excluding interest, taxes, brokerage commissions, Rule 12b-1 distribution fees (if any), administrative servicing fees (if any), borrowing expenses such as dividend and interest expenses on securities sold short, Acquired Fund fees and expenses, costs to organize the Fund, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.68% of the Fund’s Institutional Shares’ average daily net assets until March 1, 2024. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the Board of Trustees (the “Board”) of Ultimus Managers Trust (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on March 1, 2024. This agreement will terminate automatically if the Fund’s investment advisory agreement with the Adviser is terminated.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the contractual agreement to limit expenses remains in effect until March 1, 2024. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$89	$310	$549	$1,234

Westwood Quality SmallCap Fund

The following replaces, in its entirety, the tables entitled “Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)” and “Example” beginning on page 19 of the Prospectus and page 1 of the Summary Prospectus:

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Institutional Shares
Management Fees	0.85%
Other Expenses	0.19%
Administrative Services Plan Fees[1]	0.13%
Other Operating Expenses	0.06%
Total Annual Fund Operating Expenses	1.04%
Less Fee Reductions and/or Expense Reimbursements[2]	(0.12)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.92%

[1]	The Fund has adopted an Administrative Services Plan that provides that the Fund may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.20% based on the average daily net assets of the Fund’s Institutional Shares. The Fund paid 0.13% of its Institutional Shares’ average daily net assets in Administrative Services Plan Fees for the fiscal year ended October 31, 2022.
[2]	Westwood Management Corp. (the “Adviser”) has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses for Institutional Shares (excluding interest, taxes, brokerage commissions, Rule 12b-1 distribution fees (if any), administrative servicing fees (if any), borrowing expenses such as dividend and interest expenses on securities sold short, Acquired Fund fees and expenses, costs to organize the Fund, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.79% of the Fund’s Institutional Shares’ average daily net assets until March 1, 2024. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the Board of Trustees (the “Board”) of Ultimus Managers Trust, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on March 1, 2024. This agreement will terminate automatically if the Fund’s investment advisory agreement with the Adviser is terminated.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the contractual agreement to limit expenses remains in effect until March 1, 2024. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$94	$319	$562	$1,260

Westwood Quality AllCap Fund

The following replaces, in its entirety, the tables entitled “Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)” and “Example” beginning on page 25 of the Prospectus and page 1 of the Summary Prospectus:

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Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares
Management Fees	0.45%
Other Expenses	0.48%
Administrative Services Plan Fees[1]	0.00%
Other Operating Expenses	0.48%
Total Annual Fund Operating Expenses	0.93%
Less Fee Reductions and/or Expense Reimbursements[2]	(0.48)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.45%
[1]	The Fund has adopted an Administrative Services Plan that provides that the Fund may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.20% based on the average daily net assets of the Fund’s Institutional Shares. The Fund did not pay any Administrative Services Plan Fees for the fiscal year ended October 31, 2022.
[2]	Westwood Management Corp. (the “Adviser”) has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses for Institutional Shares (excluding interest, taxes, brokerage commissions, Rule 12b-1 distribution fees (if any), administrative servicing fees (if any), borrowing expenses such as dividend and interest expenses on securities sold short, acquired fund fees and expenses, cost to organize the Fund, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.45% of the Fund’s Institutional Shares’ average daily net assets until March 1, 2024. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the Board of Trustees (the “Board”) of Ultimus Managers Trust (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on March 1, 2024. This agreement will terminate automatically if the Fund’s investment advisory agreement with the Adviser is terminated.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until March 1, 2024. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$46	$248	$468	$1,099

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Westwood High Income Fund

The following replaces, in its entirety, the tables entitled “Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)” and “Example” beginning on page 47 of the Prospectus and page 1 of the Summary Prospectus:

Institutional Shares
Management Fees	0.70%
Other Expenses	0.17%
Administrative Services Plan Fees[1]	0.00%
Other Operating Expenses	0.17%
Total Annual Fund Operating Expenses	0.87%
Less Fee Reductions and/or Expense Reimbursements[2]	(0.07)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.80%

[1]	Management Fees consist of a base fee at an annualized rate of 0.38% of the Fund’s average daily net assets, and a positive or negative performance adjustment of up to an annualized rate of 0.32% based on the Fund’s Institutional Shares’ performance relative to the Blended 80/20 Bloomberg U.S. Aggregate Bond Index/S&P 500® Index plus 1.00%, resulting in a minimum total fee of 0.06% and a maximum total fee of 0.70%.
[2]	The Fund has adopted an Administrative Services Plan that provides that the Fund may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.19% based on the average daily net assets of the Fund’s Institutional Shares. The Fund did not pay any Administrative Services Plan Fees for the fiscal year ended October 31, 2022.
[3]	Westwood Management Corp. (the “Adviser”) has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses for Institutional Shares (excluding Management Fees, interest, taxes, brokerage commissions, Rule 12b-1 distribution fees (if any), administrative servicing fee (if any), borrowing expenses such as dividend and interest expenses on securities sold short, Acquired Fund fees and expenses, costs to organize the Fund, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.10% of the Fund’s Institutional Shares’ average daily net assets until March 1, 2024. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the Board of Trustees (the “Board”) of Ultimus Managers Trust (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on March 1, 2024. This agreement will terminate automatically if the Fund’s investment advisory agreement with the Adviser is terminated.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the contractual agreement to limit expenses remains in effect until March 1, 2024. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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1 Year	3 Years	5 Years	10 Years
$82	$271	$475	$1,066

Westwood Alternative Income Fund

The following replaces, in its entirety, the tables entitled “Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)” and “Example” beginning on page 56 of the Prospectus and page 1 of the Summary Prospectus:

Institutional Shares
Management Fees	0.21%
Other Expenses	0.23%
Administrative Services Plan Fees[1]	0.10%
Other Operating Expenses	0.13%
Total Annual Fund Operating Expenses	0.44%
Less Fee Reductions and/or Expense Reimbursements[2]	(0.14)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.30%

[1]	Management Fees consist of a base fee at an annualized rate of 0.53% of the Fund’s average daily net assets, and a positive or negative performance adjustment of up to an annualized rate of 0.32% based on the Fund’s Institutional Shares’ performance relative to the FTSE 1-Month U.S. Treasury Bill Index plus 2.00%, resulting in a minimum total fee of 0.21% and a maximum total fee of 0.85%.
[2]	The Fund has adopted an Administrative Services Plan that provides that the Fund may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.15% based on the average daily net assets of the Fund’s Institutional Shares. The Fund paid 0.10% of its Institutional Shares’ average daily net assets in Administrative Services Plan Fees for the fiscal year ended October 31, 2022.
[3]	Westwood Management Corp. (the “Adviser”) has contractually agreed to waive its Management Fee at an annual rate in the amount of 0.01% of the Fund’s average daily net assets until March 1, 2024 (the “Management Fee Waiver Agreement”). The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses for Institutional Shares (excluding Management Fees, interest, taxes, brokerage commissions, Rule 12b-1 distribution fees (if any), administrative servicing fee (if any), borrowing expenses such as dividend and interest expenses on securities sold short, Acquired Fund fees and expenses, costs to organize the Fund, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.00% of the Fund’s Institutional Shares’ average daily net assets until March 1, 2024. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements (other than Management Fee waivers pursuant to the Management Fee Waiver Agreement) made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the Board of Trustees (the “Board”) of Ultimus Managers Trust (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on March 1, 2024. This agreement will terminate automatically if the Fund’s investment advisory agreement with the Adviser is terminated.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

7

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the contractual agreements to limit expenses remain in effect until March 1, 2024. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$31	$127	$232	$541

Westwood SmallCap Growth Fund

The following replaces, in its entirety, the tables entitled “Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)” and “Example” beginning on page 64 of the Prospectus and page 1 of the Summary Prospectus:

Institutional Shares
Management Fees	0.55%
Other Expenses	0.83%
Administrative Services Plan Fees[1]	0.01%
Other Operating Expenses	0.82%
Total Annual Fund Operating Expenses	1.38%
Less Fee Reductions and/or Expense Reimbursements[2]	(0.82)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.56%

[1]	The Fund has adopted an Administrative Services Plan that provides that the Fund may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.20% based on the average daily net assets of the Fund’s Institutional Shares. The Fund paid 0.01% of its Institutional Shares’ average daily net assets in Administrative Services Plan Fees for the fiscal year ended October 31, 2022.
[2]	Westwood Management Corp. (the “Adviser”) has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses for Institutional Shares ((excluding interest, taxes, brokerage commissions, Rule 12b-1 distribution fees (if any), administrative servicing fees (if any), borrowing expenses such as dividend and interest expenses on securities sold short, acquired fund fees and expenses, costs to organize the Fund, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.55% of the Fund’s Institutional Shares’ average daily net assets until March 1, 2024. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the Board of Trustees (the “Board”) of Ultimus Managers Trust (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on March 1, 2024. This agreement will terminate automatically if the Fund’s investment advisory agreement with the Adviser is terminated.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

8

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until March 1, 2024. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$57	$356	$677	$1,586

If you have any questions regarding the Funds, please call 1-877-FUND-WHG (1-877-386-3944).

Investors Should Retain this Supplement for Future Reference.

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